UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title: Director, Lansdowne Partners Limited (the General Partner of Lansdowne Partners Limited Partnership)
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock             London, England               May 11, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total: $1,052,348
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name

1.    028-11977                   Lansdowne Macro Fund Ltd.
2.    028-11976                   Lansdowne Global Financials Fund Ltd.
3.    028-11978                   Lansdowne UK Equity Fund Ltd.
4.    028-11979                   Lansdowne European Equity Fund Ltd.


                                                           FORM 13F INFORMATION TABLE
                                                                  March 31, 2007


COLUMN 1                         COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MGRS   SOLE   SHARED  NONE
--------------                   --------------     -----       -------- -------   --- ----   ----------  ----   ----   ------  ----
ALLEGHENY ENERGY INC                  COM           017361106         4         89 SH          SOLE              SOLE
ALLEGHENY ENERGY INC                  COM           017361106       211      4,294 SH         DEFINED     1             SHARED
ALTRIA GROUP INC                      COM           02209S103         5         57 SH          SOLE              SOLE
ALTRIA GROUP INC                      COM           02209S103       238      2,712 SH         DEFINED     1             SHARED
AMERICAN ELEC PWR INC                 COM           025537101         7        140 SH          SOLE              SOLE
AMERICAN ELEC PWR INC                 COM           025537101       323      6,632 SH         DEFINED     1             SHARED
ANHEUSER BUSCH COS INC                COM           035229103         5         98 SH          SOLE              SOLE
ANHEUSER BUSCH COS INC                COM           035229103       236      4,682 SH         DEFINED     1             SHARED
BANCO BRADESCO S A               SP ADR PFD NEW     059460303    15,339    379,300 SH          SOLE              SOLE
BANCO BRADESCO S A               SP ADR PFD NEW     059460303     1,812     44,800 SH          SOLE              SOLE
BANCO DE CHILE                   SPONSORED ADR      059520106     2,304     46,685 SH          SOLE              SOLE
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR      204412209     4,883    132,000 SH          SOLE              SOLE
COMPANHIA VALE DO RIO DOCE       SPONSORED ADR      204412209     1,750     47,300 SH          SOLE              SOLE
CONOCOPHILLIPS                        COM           20825C104         5         66 SH          SOLE              SOLE
CONOCOPHILLIPS                        COM           20825C104       213      3,122 SH         DEFINED     1             SHARED
CONSTELLATION ENERGY GROUP I          COM           210371100         5         56 SH          SOLE              SOLE
CONSTELLATION ENERGY GROUP I          COM           210371100       224      2,574 SH         DEFINED     1             SHARED
CSX CORP                              COM           126408103       156      3,890 SH          SOLE              SOLE
CSX CORP                              COM           126408103     7,234    180,623 SH         DEFINED     1             SHARED
CSX CORP                              COM           126408103    15,781    394,021 SH          SOLE              SOLE
CSX CORP                              COM           126408103   313,750  7,833,960 SH         DEFINED     3             SHARED
DOBSON COMMUNICATIONS CORP            CL A          256069105         4        516 SH          SOLE              SOLE
DOBSON COMMUNICATIONS CORP            CL A          256069105       204     23,713 SH         DEFINED     1             SHARED
DOW CHEM CO                           COM           260543103       274      5,985 SH          SOLE              SOLE
DOW CHEM CO                           COM           260543103    12,108    264,015 SH         DEFINED     1             SHARED
DU PONT E I DE NEMOURS & CO           COM           263534109       110      2,217 SH          SOLE              SOLE
DU PONT E I DE NEMOURS & CO           COM           263534109     4,833     97,783 SH         DEFINED     1             SHARED
DYNEGY INC NEW                        CL A          26816Q101         5        505 SH          SOLE              SOLE
DYNEGY INC NEW                        CL A          26816Q101       226     24,391 SH         DEFINED     1             SHARED
E M C CORP MASS                       COM           268648102       117      8,440 SH          SOLE              SOLE
E M C CORP MASS                       COM           268648102     5,423    391,560 SH         DEFINED     1             SHARED
FLUOR CORP NEW                        COM           343412102       116      1,288 SH          SOLE              SOLE
FLUOR CORP NEW                        COM           343412102     5,097     56,812 SH         DEFINED     1             SHARED
FOSTER WHEELER LTD                  SHS NEW         G36535139       261      4,462 SH          SOLE              SOLE
FOSTER WHEELER LTD                  SHS NEW         G36535139    11,493    196,838 SH         DEFINED     1             SHARED
FPL GROUP INC                         COM           302571104         4         71 SH          SOLE              SOLE
FPL GROUP INC                         COM           302571104       209      3,421 SH         DEFINED     1             SHARED
GENESIS LEASE LTD                     ADR           37183T107     3,455    132,120 SH         DEFINED     2             SHARED
GENESIS LEASE LTD                     ADR           37183T107       468     17,880 SH          SOLE              SOLE
GFI GROUP INC                         COM           361652209    56,026    824,279 SH         DEFINED     2             SHARED
GFI GROUP INC                         COM           361652209    10,676    157,075 SH          SOLE              SOLE
HOVNANIAN ENTERPRISES INC             CL A          442487203       161      6,380 SH          SOLE              SOLE
HOVNANIAN ENTERPRISES INC             CL A          442487203     7,136    283,620 SH         DEFINED     1             SHARED
INTERCONTINENTALEXCHANGE INC          COM           45865V100    42,999    351,846 SH         DEFINED     2             SHARED
INTERCONTINENTALEXCHANGE INC          COM           45865V100     8,193     67,044 SH          SOLE              SOLE
JACOBS ENGR GROUP INC DEL             COM           469814107       114      2,442 SH          SOLE              SOLE
JACOBS ENGR GROUP INC DEL             COM           469814107     5,318    113,988 SH         DEFINED     1             SHARED
LEGG MASON INC                        COM           524901105    85,233    904,709 SH         DEFINED     2             SHARED
LEGG MASON INC                        COM           524901105    16,241    172,391 SH          SOLE              SOLE
MARATHON OIL CORP                     COM           565849106         5         48 SH          SOLE              SOLE
MARATHON OIL CORP                     COM           565849106       224      2,270 SH         DEFINED     1             SHARED
MORGAN STANLEY                      COM NEW         617446448    25,933    329,260 SH         DEFINED     2             SHARED
MORGAN STANLEY                      COM NEW         617446448     4,941     62,740 SH          SOLE              SOLE
MORGAN STANLEY                      COM NEW         617446448         2         28 SH          SOLE              SOLE
MORGAN STANLEY                      COM NEW         617446448       101      1,281 SH         DEFINED     1             SHARED
NEWMONT MINING CORP                   COM           651639106       201      4,790 SH          SOLE              SOLE
NEWMONT MINING CORP                   COM           651639106     3,998     95,210 SH         DEFINED     3             SHARED
NORFOLK SOUTHERN CORP                 COM           655844108       170      3,352 SH          SOLE              SOLE
NORFOLK SOUTHERN CORP                 COM           655844108     7,494    148,109 SH         DEFINED     1             SHARED
OIL SVC HOLDRS TR                DEPOSTRY RCPT      678002106       565      3,879 SH          SOLE              SOLE
OIL SVC HOLDRS TR                DEPOSTRY RCPT      678002106    24,936    171,121 SH         DEFINED     1             SHARED
OM GROUP INC                          COM           670872100         4         91 SH          SOLE              SOLE
OM GROUP INC                          COM           670872100       205      4,584 SH         DEFINED     1             SHARED
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR      68370R109    20,256    213,586 SH          SOLE              SOLE
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR      68370R109     3,507     36,974 SH          SOLE              SOLE
PARTNERRE LTD                         COM           G6852T105    49,758    725,968 SH         DEFINED     2             SHARED
PARTNERRE LTD                         COM           G6852T105     9,481    138,332 SH          SOLE              SOLE
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR      71654V408    17,693    177,800 SH          SOLE              SOLE
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR      71654V408     7,234     72,700 SH          SOLE              SOLE
POSCO                            SPONSORED ADR      693483109     1,726     16,600 SH          SOLE              SOLE
PROSHARES TR                     ULTRASHT SP500     74347R883       137      2,346 SH          SOLE              SOLE
PROSHARES TR                     ULTRASHT SP500     74347R883     2,914     49,954 SH         DEFINED     3             SHARED
SANMINA SCI CORP                      COM           800907107         1        250 SH          SOLE              SOLE
SANMINA SCI CORP                      COM           800907107        48     13,330 SH         DEFINED     1             SHARED
SEMICONDUCTOR HLDRS TR              DEP RCPT        816636203       962     28,816 SH          SOLE              SOLE
SEMICONDUCTOR HLDRS TR              DEP RCPT        816636203    42,445  1,271,184 SH         DEFINED     1             SHARED
SHAW GROUP INC                        COM           820280105       120      3,844 SH          SOLE              SOLE
SHAW GROUP INC                        COM           820280105     5,302    169,556 SH         DEFINED     1             SHARED
SOLECTRON CORP                        COM           834182107         1        281 SH          SOLE              SOLE
SOLECTRON CORP                        COM           834182107        48     15,172 SH         DEFINED     1             SHARED
STILLWATER MNG CO                     COM           86074Q102       260     20,501 SH          SOLE              SOLE
STILLWATER MNG CO                     COM           86074Q102     5,433    428,099 SH         DEFINED     3             SHARED
STREETTRACKS GOLD TR                GOLD SHS        863307104     1,309     19,910 SH          SOLE              SOLE
STREETTRACKS GOLD TR                GOLD SHS        863307104    57,888    880,558 SH         DEFINED     1             SHARED
TD AMERITRADE HLDG CORP               COM           87236Y108    66,086  4,441,288 SH         DEFINED     2             SHARED
TD AMERITRADE HLDG CORP               COM           87236Y108    12,592    846,212 SH          SOLE              SOLE
TENARIS S A                      SPONSORED ADR      88031M109     4,957    108,000 SH          SOLE              SOLE
TENARIS S A                      SPONSORED ADR      88031M109     1,634     35,600 SH          SOLE              SOLE
TOLL BROTHERS INC                     COM           889478103       189      6,888 SH          SOLE              SOLE
TOLL BROTHERS INC                     COM           889478103     8,390    306,434 SH         DEFINED     1             SHARED
UNIBANCO-UNIAO DE BANCOS BRA     GDR REP PFD UT     90458E107    15,792    180,568 SH          SOLE              SOLE
UNIBANCO-UNIAO DE BANCOS BRA     GDR REP PFD UT     90458E107     5,137     58,732 SH          SOLE              SOLE
UNITED STATES STL CORP NEW            COM           912909108         5         55 SH          SOLE              SOLE
UNITED STATES STL CORP NEW            COM           912909108       261      2,627 SH         DEFINED     1             SHARED
UST INC                               COM           902911106         5         84 SH          SOLE              SOLE
UST INC                               COM           902911106       233      4,025 SH         DEFINED     1             SHARED
VERIZON COMMUNICATIONS                COM           92343V104         7        176 SH          SOLE              SOLE
VERIZON COMMUNICATIONS                COM           92343V104       311      8,189 SH         DEFINED     1             SHARED
VISTEON CORP                          COM           92839U107         3        356 SH          SOLE              SOLE
VISTEON CORP                          COM           92839U107       144     16,910 SH         DEFINED     1             SHARED
WESTAR ENERGY INC                     COM           95709T100         7        238 SH          SOLE              SOLE
WESTAR ENERGY INC                     COM           95709T100       306     11,120 SH         DEFINED     1             SHARED




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